Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party
Related Party

Note 7 - Related Party

Secured Note Payable

On November 29, 2016, pursuant to a restated financing agreement entered with AC Midwest Energy, LLC (“AC Midwest”) on November 1, 2016, the Company closed on a secured note with AC Midwest (the “AC Midwest Secured Note”), which was to mature on December 15, 2018. AC Midwest is wholly-owned by a stockholder of the Company. The AC Midwest Secured Note is guaranteed by MES, is non-convertible and bears interest at a rate of 15.0% per annum, payable quarterly in arrears on or before the last day of each fiscal quarter. On February 25, 2019, per Amendment No. 3 to the Amended and Restated Financing Agreement, AC Midwest extended the maturity date from December 15, 2018 to August 25, 2022.

On October 28, 2022, the Company, along with MES, and AC Midwest, executed Amendment No. 4 to the Amended and Restated Financing Agreement pursuant to which the maturity date of the AC Midwest Secured Note was extended to August 25, 2025. In addition, the interest rate on the remaining principal balance was reduced from 15.0% to 9.0% per annum. The Company has accounted for the extension as debt extinguishment with a related party. As such the Company recorded a capital contribution of $54,983 for the year ended December 31, 2022 on this exchange which is related to the difference in fair value of the note on the date of the exchange.

On February 27, 2024, the Company paid AC Midwest $275,625 representing the remaining principal balance under the AC Midwest Secured Note of $271,686 plus interest of $3,939. As a result of the repayment of the remaining principal balance under the AC Midwest Secured Debt, the Company and AC Midwest executed a Satisfaction and Discharge of Secured Debt confirming the cancellation of the AC Midwest Secured Note.

As of September 30, 2025 and December 31, 2024, total principal of $0 and $0, respectively, was outstanding on this note. Interest expense for the three months ended September 30, 2025 and 2024 was $0 and $0, respectively. Interest expense for the nine months ended September 30, 2025 and 2024 was $0 and $4,279, respectively.

Amortized discount recorded as interest expense for the three months ended September 30, 2025 and 2024 was $0 and $0, respectively. Amortized discount recorded as interest expense for the nine months ended September 30, 2025 and 2024 was $0 and $32,220, respectively. As of September 30, 2025 and December 31, 2024, the unamortized balance of the discount was $0 and $0, respectively.

Unsecured Note Payable

On November 29, 2016, pursuant to a restated financing agreement entered with AC Midwest on November 1, 2016, the Company closed on an unsecured note with AC Midwest (the “AC Midwest Subordinated Note”), which was to mature on December 15, 2020. On February 25, 2019, the Company, entered into an Unsecured Note Financing Agreement (the “Unsecured Note Financing Agreement”) with AC Midwest, pursuant to which AC Midwest issued an unsecured note in the principal amount of $13,154,931 (the “AC Midwest Unsecured Note”), which represented the outstanding principal and accrued and unpaid interest at closing. The AC Midwest Unsecured Note, which replaced the AC Midwest Subordinated Note, was scheduled to mature on August 25, 2022 and bear a zero cash interest rate.

The Company determined that the rate of interest on the AC Midwest Subordinated Note was a below market rate of interest and determined that a discount of $6,916,687 should be recorded. This discount was based on an applicable market rate for unsecured debt for the Company of 21% and is being amortized as interest expense over the life of the loan.

On August 30, 2022, AC Midwest agreed to an extension of the maturity date of the AC Midwest Unsecured Note (and AC Midwest Secured Note) from August 25, 2022 to September 30, 2022. Such extension was expected to provide the Company sufficient time in which to conclude the process of negotiating certain changes and modifications to such financing arrangements. On September 28, 2022, AC Midwest agreed to an additional short-term extension of such maturity date from September 30, 2022 to October 31, 2022. The Company has accounted for the extension as debt extinguishment with a related party. As such the Company recorded a capital contribution of $488,274 on this exchange which is related to the difference in fair value of the note on the date of the exchange.

On October 28, 2022, the Company, along with MES, and AC Midwest, executed Amendment No. 1 to Unsecured Note Financing Agreement pursuant to which the maturity date of the AC Midwest Unsecured Note was extended to August 25, 2025. In addition, the parties agreed that the Profit Share (see “Profit Share” below) be increased by $4,500,000 from $13,154,931 (representing 1.0 times the original principal amount) to $17,654,931. The Company has accounted for the extension as debt extinguishment with a related party. As such the Company recorded a capital contribution of $3,234,469 on this exchange which is related to the difference in fair value of the note on the date of the exchange.

On February 27, 2024, the Company entered into an Unsecured Debt Restructuring Agreement (the “Debt Restructuring Agreement”) with AC Midwest which replaces and supersedes the Unsecured Note Financing Agreement. Pursuant to the Debt Restructuring Agreement, on February 27, 2024, the Company (i) paid AC Midwest $9,040,000 as a reduction in the outstanding principal balance of the AC Midwest Unsecured Note, and (ii) issued to AC Midwest a new unsecured replacement note representing the remaining outstanding principal balance of the Unsecured Note in the principal amount of $4,114,931 (the “New Note”). In addition, within 30 days, the Company would either facilitate the private sale to third parties of certain shares of common stock of the Company held by AC Midwest for a purchase price of no less than $960,000, which amount shall be applied as a credit against the principal balance due on the New Note dollar for dollar, or pay AC Midwest $960,000 toward the principal balance due on the New Note. The private sale of shares for the purchase price of $960,000 was completed on March 11, 2024. Any remaining principal balance on the New Note shall be due August 27, 2024 (the “New Note Maturity Date”), which is six months from February 27, 2024. Until repaid in full, the New Note shall accrue interest at a rate equal to SOFR plus 2.0% per annum. The New Note completely replaced and superseded the AC Midwest Unsecured Note, which shall be of no further force and effect.

On August 26 and 27, 2024, the Company repaid AC Midwest the remaining principal of $3,154,931 on the New Note together with accrued interest of $119,964. As a result, the only remaining debt obligation under the Debt Restructuring Agreement is the profit participation as described below.

The Company has accounted for the February 27, 2024 modification as debt extinguishment with a related party. As such the Company recorded a capital charge of $1,005,984 on this exchange which is related to the difference in fair value of the New Note on the date of the exchange. The New Note represented a hybrid instrument and the Company elected to apply fair value option accounting to the New Note. Cash flows of the hybrid instrument in its entirety are discounted at an appropriate rate for the applicable duration of the instrument. Interest on the interest-bearing portion of the instrument that is held to maturity is aggregated as loss on change in fair value of profit share and unsecured note in the consolidated statements of operations.

Amortized discount recorded as interest expense for the three months ended September 30, 2025 and 2024 was $0 and $0, respectively. Amortized discount recorded as interest expense for the nine months ended September 30, 2025 and 2024 was $0 and $209,224, respectively As of September 30, 2025 and December 31, 2024 the unamortized balance of the discount was $0 and $0, respectively.

Profit Share

Pursuant to the Unsecured Note Financing Agreement, AC Midwest was also entitled to a “non-recourse” profit participation preference equal to 1.0 times the original principal amount of the AC Midwest Unsecured Note which on October 28, 2022 was increased to $17,654,931 (the “Profit Share”). Prior to maturity, the outstanding principal, as well as the Profit Share, were to be paid from Net Litigation Proceeds from claims relating to the Company’s intellectual property, Net Revenue Share, Adjusted Free Cash Flow and Equity Offering Net Proceeds (as such terms are defined in the Unsecured Note Financing Agreement). Any remaining principal balance due on the Unsecured Note would be due and payable in full on the maturity date. The Profit Share, however, if not paid in full on or before the maturity date would remain subject to the Unsecured Note Financing Agreement until full and final payment.

Pursuant to the Debt Restructuring Agreement, AC Midwest was granted a profit participation preference equal to $7,900,000 (the “Restructured Profit Share”) which replaces and supersedes the terms and conditions of the Profit Share in the amount of $17,654,931 provided for in the Unsecured Note Financing Agreement, which shall be of no further force and effect. The Restructured Profit Share is “non-recourse” and shall only be paid from Net Litigation Proceeds (as defined in the Debt Restructuring Agreement) from claims relating to the Company’s intellectual property. Following the receipt of any Net Litigation Proceeds, the Company shall prepay any remaining principal balance of the New Note and pay the Restructured Profit Share in an amount equal to 75.0% of such Net Litigation Proceeds until the New Note and Restructured Profit Share have been paid in full. The Restructured Profit Share, if not paid in full on or before the New Note Maturity Date, shall remain subject to the terms of the Debt Restructuring Agreement.

In addition to facilitating the private sale to third parties as described above, AC Midwest granted the Company the exclusive right until December 31, 2024 to facilitate the sale of all or a portion of the remaining balance of the shares of common stock of the Company held by AC Midwest, which proceeds above a certain amount will be applied as a credit against the Restructured Profit Share dollar for dollar (the “Facilitation Credit”). As of December 31, 2024, the Company had not facilitated the sale of any portion of the remaining shares held by AC Midwest. As a result, no Facilitation Credit has been issued to the Company.

The Company has accounted for the February 27, 2024 modification as debt extinguishment with a related party. As such the Company recorded a capital contribution of $11,833,179 on this exchange which is related to the difference in fair value of the Restructured Profit Share on the date of the exchange.

The Company is utilizing the methodology behind the ASC 815, Derivatives and Hedging and ASC 480, Distinguishing Liabilities from Equity to determine how to account for the profit-sharing portion of the note payable. Although the transaction is not indexed to MEEC’s common stock the profit sharing has the characteristics of a freestanding financial instrument because the profit sharing is not callable by the lender, it will be paid out past the maturity of the Unsecured Note Payable and, the fair value will fluctuate over time based on payment predictions. The Profit Share was determined to have a fair value of $3,389,043 upon grant. The fair value of the Profit Share upon grant included $3,422,400 attributed to the Facilitation Credit which reduced the fair value of the Profit Share liability. At December 31, 2024, the Facilitation Credit had expired and the fair value attributed to the feature was $0. This increased the fair value of the Profit Share at December 31, 2024, and increased the loss on change in fair value of the profit share recorded during the year ended December 31, 2024 by $3,422,400. The discounted cash flow model assumptions used at September 30, 2025 to calculate the Profit Share liability included: the projected full repayment of the profit share liability of $7,900,000 upon the receipt of Net Litigation Proceeds in 2025, and an annual market interest rate of 14.55%. The discounted cash flow model assumptions used at December 31, 2024 to calculate the Profit Share liability included: the projected full repayment of the profit share liability of $7,900,000 upon the receipt of Net Litigation Proceeds in 2025, and an annual market interest rate of 14.55%. The profit share liability will be marked to market every quarter utilizing management’s estimates.

The following are the changes in the profit share liability (the only Level 3 financial instrument) during the nine months ended September 30, 2025 and the year ended December 31, 2024:

Profit Share as of January 1, 2024	$14,847,937
Modification	(11,833,179)
Loss on change in fair value of profit share	3,839,100
Profit Share as of December 31, 2024	$6,853,858

Profit Share as of January 1, 2025	$6,853,858
Loss on change in fair value of profit share	766,667
Profit Share as of September 30, 2025	$7,620,525

Related Party Transactions

Kaye Cooper Kay & Rosenberg, LLP provides certain legal services to the Company and the Company incurred $112,500 and $116,667 for the three months ended September 30, 2025 and 2024, respectively, and $337,500 and $318,944, respectively, for legal services rendered and disbursement incurred for the nine months ended September 30, 2025 and 2024. David M. Kaye, a Director of the Company, is a partner of the law firm. At September 30, 2025 and December 31, 2024, $37,500 and $37,500, respectively, was owed to the firm for services rendered.

On January 31, 2023, the Company entered into a License and Supply Agreement with Dakin Holdings Ltd., a company incorporated in Barbados (“Dakin”), effective as of January 1, 2023 (the “Dakin Agreement”), pursuant to which Dakin has granted to the Company (i) a limited license to manufacture and produce for Dakin products comprising certain intellectual property owned by Dakin (the “Dakin IP”), and (ii) an exclusive license to commercialize the Dakin IP in the United States. In addition, the Company shall pay Dakin a license fee of $12,500 per month for a three-year period commencing as of the effective date and ending December 31, 2025, and pay Dakin a royalty on all sales in the United States of the products comprising the Dakin IP made by the Company. On November 18, 2024, the parties entered into an amendment to the Dakin Agreement which eliminated all further monthly license fees after September 30, 2024. Dakin is a company owned and controlled by the Company’s Chief Executive Officer and President. The Dakin Agreement is for a term of ten years unless terminated earlier under certain circumstances as set forth therein. For the three months ended September 30, 2025 and 2024, Dakin incurred $0 and $37,500 license fees. For the nine months ended September 30, 2025 and 2024, Dakin incurred $0 and $112,500 license fees. At September 30, 2025 and December 31, 2024, $0 and $0 was owed to Dakin for license fees.

Note 8 - Related Party

Secured Note Payable

On November 29, 2016, pursuant to a restated financing agreement entered with AC Midwest Energy, LLC (“AC Midwest”) on November 1, 2016, the Company closed on a secured note with AC Midwest (the “AC Midwest Secured Note”), which was to mature on December 15, 2018. AC Midwest is wholly-owned by a stockholder of the Company. The AC Midwest Secured Note is guaranteed by MES, is non-convertible and bears interest at a rate of 15.0% per annum, payable quarterly in arrears on or before the last day of each fiscal quarter. On February 25, 2019, per Amendment No. 3 to the Amended and Restated Financing Agreement, AC Midwest extended the maturity date from December 15, 2018 to August 25, 2022.

On October 28, 2022, the Company, along with MES, and AC Midwest, executed Amendment No. 4 to the Amended and Restated Financing Agreement pursuant to which the maturity date of the AC Midwest Secured Note was extended to August 25, 2025. In addition, the interest rate on the remaining principal balance was reduced from 15.0% to 9.0% per annum. The Company has accounted for the extension as debt extinguishment with a related party. As such the Company recorded a capital contribution of $54,983 for the year ended December 31, 2022 on this exchange which is related to the difference in fair value of the note on the date of the exchange.

On February 27, 2024, the Company paid AC Midwest $275,625 representing the remaining principal balance under the AC Midwest Secured Note of $271,686 plus interest of $3,939. As a result of the repayment of the remaining principal balance under the AC Midwest Secured Debt, the Company and AC Midwest executed a Satisfaction and Discharge of Secured Debt confirming the cancellation of the AC Midwest Secured Note.

As of December 31, 2024 and December 31, 2023, total principal of $0 and $271,686, respectively, was outstanding on this note. Interest expense for the years ended December 31, 2024 and 2023 was $4,279 and $43,955, respectively.

Amortized discount recorded as interest expense for the years ended December 31, 2024 and 2023 was $32,220 and $19,504, respectively. As of December 31, 2024 and 2023, the unamortized balance of the discount was $Nil and $32,220, respectively.

Unsecured Note Payable

The Company has the following unsecured note payable - related party outstanding as of December 31, 2024 and December 31, 2023:

	December 31,	December 31,
	2024	2023
Unsecured note payable	$13,154,931	$13,154,931

Repayments	(12,314,895)	—
Less fair value adjustment on extinguishment, net of amortized discount of $1,965,984 and $1,547,536, respectively	(960,000)	(2,175,208)
Plus fair value adjustment	119,964	—

Total unsecured note payable	—	10,979,723

Less current portion	—	—

Unsecured note payable, net of current portion	$—	$10,979,723

On November 29, 2016, pursuant to a restated financing agreement entered with AC Midwest on November 1, 2016, the Company closed on an unsecured note with AC Midwest (the “AC Midwest Subordinated Note”), which was to mature on December 15, 2020. On February 25, 2019, the Company, entered into an Unsecured Note Financing Agreement (the “Unsecured Note Financing Agreement”) with AC Midwest, pursuant to which AC Midwest issued an unsecured note in the principal amount of $13,154,931 (the “AC Midwest Unsecured Note”), which represented the outstanding principal and accrued and unpaid interest at closing. The AC Midwest Unsecured Note, which replaced the AC Midwest Subordinated Note, was scheduled to mature on August 25, 2022 and bear a zero cash interest rate.

The Company determined that the rate of interest on the AC Midwest Subordinated Note was a below market rate of interest and determined that a discount of $6,916,687 should be recorded. This discount was based on an applicable market rate for unsecured debt for the Company of 21% and is being amortized as interest expense over the life of the loan.

On August 30, 2022, AC Midwest agreed to an extension of the maturity date of the AC Midwest Unsecured Note (and AC Midwest Secured Note) from August 25, 2022 to September 30, 2022. Such extension was expected to provide the Company sufficient time in which to conclude the process of negotiating certain changes and modifications to such financing arrangements. On September 28, 2022, AC Midwest agreed to an additional short-term extension of such maturity date from September 30, 2022 to October 31, 2022. The Company has accounted for the extension as debt extinguishment with a related party. As such the Company recorded a capital contribution of $488,274 on this exchange which is related to the difference in fair value of the note on the date of the exchange.

On October 28, 2022, the Company, along with MES, and AC Midwest, executed Amendment No. 1 to Unsecured Note Financing Agreement pursuant to which the maturity date of the AC Midwest Unsecured Note was extended to August 25, 2025. In addition, the parties agreed that the Profit Share (see “Profit Share” below) be increased by $4,500,000 from $13,154,931 (representing 1.0 times the original principal amount) to $17,654,931. The Company has accounted for the extension as debt extinguishment with a related party. As such the Company recorded a capital contribution of $3,234,469 on this exchange which is related to the difference in fair value of the note on the date of the exchange.

On February 27, 2024, the Company entered into an Unsecured Debt Restructuring Agreement (the “Debt Restructuring Agreement”) with AC Midwest which replaces and supersedes the Unsecured Note Financing Agreement. Pursuant to the Debt Restructuring Agreement, on February 27, 2024, the Company (i) paid AC Midwest $9,040,000 as a reduction in the outstanding principal balance of the AC Midwest Unsecured Note, and (ii) issued to AC Midwest a new unsecured replacement note representing the remaining outstanding principal balance of the Unsecured Note in the principal amount of $4,114,931 (the “New Note”). In addition, within 30 days, the Company would either facilitate the private sale to third parties of certain shares of common stock of the Company held by AC Midwest for a purchase price of no less than $960,000, which amount shall be applied as a credit against the principal balance due on the New Note dollar for dollar, or pay AC Midwest $960,000 toward the principal balance due on the New Note. The private sale of shares for the purchase price of $960,000 was completed on March 11, 2024. Any remaining principal balance on the New Note shall be due August 27, 2024 (the “New Note Maturity Date”), which is six months from February 27, 2024. Until repaid in full, the New Note shall accrue interest at a rate equal to SOFR plus 2.0% per annum. The New Note completely replaced and superseded the AC Midwest Unsecured Note, which shall be of no further force and effect.

On August 26 and 27, 2024, the Company repaid AC Midwest the remaining principal of $3,154,931 on the New Note together with accrued interest of $119,964. As a result, the only remaining debt obligation under the Debt Restructuring Agreement is the profit participation as described below.

The Company has accounted for the February 27, 2024 modification as debt extinguishment with a related party. As such the Company recorded a capital charge of $1,005,984 on this exchange which is related to the difference in fair value of the New Note on the date of the exchange. The New Note represented a hybrid instrument and the Company elected to apply fair value option accounting to the New Note. Cash flows of the hybrid instrument in its entirety are discounted at an appropriate rate for the applicable duration of the instrument. Interest on the interest-bearing portion of the instrument that is held to maturity is aggregated as loss on change in fair value of profit share and unsecured note in the consolidated statements of operations.

Amortized discount recorded as interest expense for the years ended December 31, 2024 and 2023 was $209,224 and $1,316,667, respectively. As of December 31, 2024 and 2023, the unamortized balance of the discount was $Nil and $2,175,208, respectively.

Profit Share

Pursuant to the Unsecured Note Financing Agreement, AC Midwest was also entitled to a “non-recourse” profit participation preference equal to 1.0 times the original principal amount of the AC Midwest Unsecured Note which on October 28, 2022 was increased to $17,654,931 (the “Profit Share”). Prior to maturity, the outstanding principal, as well as the Profit Share, were to be paid from Net Litigation Proceeds from claims relating to the Company’s intellectual property, Net Revenue Share, Adjusted Free Cash Flow and Equity Offering Net Proceeds (as such terms are defined in the Unsecured Note Financing Agreement). Any remaining principal balance due on the Unsecured Note would be due and payable in full on the maturity date. The Profit Share, however, if not paid in full on or before the maturity date would remain subject to the Unsecured Note Financing Agreement until full and final payment.

Pursuant to the Debt Restructuring Agreement, AC Midwest was granted a profit participation preference equal to $7,900,000 (the “Restructured Profit Share”) which replaces and supersedes the terms and conditions of the Profit Share in the amount of $17,654,931 provided for in the Unsecured Note Financing Agreement, which shall be of no further force and effect. The Restructured Profit Share is “non-recourse” and shall only be paid from Net Litigation Proceeds (as defined in the Debt Restructuring Agreement) from claims relating to the Company’s intellectual property. Following the receipt of any Net Litigation Proceeds, the Company shall prepay any remaining principal balance of the New Note and pay the Restructured Profit Share in an amount equal to 75.0% of such Net Litigation Proceeds until the New Note and Restructured Profit Share have been paid in full. The Restructured Profit Share, if not paid in full on or before the New Note Maturity Date, shall remain subject to the terms of the Debt Restructuring Agreement.

In addition to facilitating the private sale to third parties as described above, AC Midwest granted the Company the exclusive right until December 31, 2024 to facilitate the sale of all or a portion of the remaining balance of the shares of common stock of the Company held by AC Midwest, which proceeds above a certain amount will be applied as a credit against the Restructured Profit Share dollar for dollar (the “Facilitation Credit”). As of December 31, 2024, the Company had not facilitated the sale of any portion of the remaining shares held by AC Midwest. As a result, no Facilitation Credit has been issued to the Company.

The Company has accounted for the February 27, 2024 modification as debt extinguishment with a related party. As such the Company recorded a capital contribution of $11,833,179 on this exchange which is related to the difference in fair value of the Restructured Profit Share on the date of the exchange.

The Company is utilizing the methodology behind the ASC 815, Derivatives and Hedging and ASC 480, Distinguishing Liabilities from Equity to determine how to account for the profit-sharing portion of the note payable. Although the transaction is not indexed to MEEC’s common stock the profit sharing has the characteristics of a freestanding financial instrument because the profit sharing is not callable by the lender, it will be paid out past the maturity of the Unsecured Note Payable and, the fair value will fluctuate over time based on payment predictions. The Profit Share was determined to have a fair value of $3,389,043 upon grant. The fair value of the Profit Share upon grant included $3,422,400 attributed to the Facilitation Credit which reduced the fair value of the Profit Share liability. At December 31, 2024, the Facilitation Credit had expired and the fair value attributed to the feature was $0. This increased the fair value of the Profit Share at December 31, 2024, and increased the loss on change in fair value of the profit share recorded during the year ended December 31, 2024 by $3,422,400. The discounted cash flow model assumptions used at December 31, 2024 to calculate the Profit Share liability included: the projected full repayment of the profit share liability of $7,900,000 upon the receipt of Net Litigation Proceeds in 2025, and an annual market interest rate of 14.55%. The discounted cash flow model assumptions used at December 31, 2023 to calculate the Profit Share liability included: the projected full repayment of the profit share liability of $17,654,931 upon the receipt of Net Litigation Proceeds in 2025, and an annual market interest rate of 14.55%. The profit share liability will be marked to market every quarter utilizing management’s estimates.

The following are the changes in the profit share liability (the only Level 3 financial instrument) during the years ended December 31, 2024 and 2023:

Profit Share as of January 1, 2023	$3,638,260
Addition	—
Loss on change in fair value of profit share	11,209,677
Profit Share as of December 31, 2023	$14,847,937

Profit Share as of January 1, 2024	$14,847,937
Modification	(11,833,179)
Loss on change in fair value of profit share	3,839,100
Profit Share as of December 31, 2024	$6,853,858

Related Party Transactions

Kaye Cooper Kay & Rosenberg, LLP provides certain legal services to the Company and was paid $431,444 and $393,111 for the years ended December 31, 2024 and 2023, respectively, for legal services rendered and disbursement incurred. David M. Kaye, a Director of the Company, is a partner of the law firm. At December 31, 2024 and December 31, 2023, $37,500 and $33,333, respectively, was owed to the firm for services rendered.

On January 31, 2023, the Company entered into a License and Supply Agreement with Dakin Holdings Ltd., a company incorporated in Barbados (“Dakin”), effective as of January 1, 2023 (the “Dakin Agreement”), pursuant to which Dakin has granted to the Company (i) a limited license to manufacture and produce for Dakin products comprising certain intellectual property owned by Dakin (the “Dakin IP”), and (ii) an exclusive license to commercialize the Dakin IP in the United States. In addition, the Company shall pay Dakin a license fee of $12,500 per month for a three-year period commencing as of the effective date and ending December 31, 2025, and pay Dakin a royalty on all sales in the United States of the products comprising the Dakin IP made by the Company. On November 18, 2024, the parties entered into an amendment to the Dakin Agreement which eliminated all further monthly license fees after September 30, 2024. Dakin is a company owned and controlled by the Company’s Chief Executive Officer and President. The Dakin Agreement is for a term of ten years unless terminated earlier under certain circumstances as set forth therein. For the years ended December 31, 2024 and 2023, Dakin incurred $112,500 and $150,000 license fees. At December 31, 2024 and 2023, $Nil and $25,000 was owed to Dakin for license fees.

On May 28, 2024, the Company entered into an Administrative Services Agreement with Greenberg Enterprises, LLC (“Greenberg Enterprises”), pursuant to which Greenberg Enterprises will be paid for certain administrative support provided to the Company since January 1, 2024 and administrative support to be provided in the future to the Company including but not limited to general office and technical support, project management and support, and vendor relations support. Such agreement was terminated effective in December 2024. During the year ended December 31, 2024, Greenberg Enterprises provided $237,020 for administrative services and $335,100 for expense reimbursement. At December 31, 2024, $Nil was owed to Greenberg Enterprises pursuant to the agreement. Greenberg Enterprises is a company owned and controlled by Christopher Greenberg, Chairman of the Board of the Company.